Reconciliation of Statutory Federal Income Tax Rate to Effective Income Tax Rate (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended	3 Months Ended	12 Months Ended
	Dec. 31, 2014	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax Rate Reconciliation [Line Items]
Expected federal income tax expense	$ 15,722
Dividends received deduction	(1,470)
Other	(18)
Total income tax expense	14,234
Statutory federal income tax rate	35.00%
Predecessor
Income Tax Rate Reconciliation [Line Items]
Total income tax expense		$ 922	$ 3,825	$ 4,273
Statutory federal income tax rate		35.00%	35.00%	35.00%
Other		0.00%	0.00%	0.00%
Effective income tax rate		35.00%	35.00%	35.00%